Stock-based Compensation - Summary of Company's Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Stock Option Activity [Line Items]
Shares Available For Grant, Beginning Balance	1,923,128	636,323	3,827,465
Shares Available For Grant, Increased Option Tool		1,500,000
Shares Available For Grant, Granted		(2,013,000)	(4,049,000)
Shares Available For Grant, Exercised		0	0
Shares Available For Grant, Canceled		1,086,505	825,358
Shares Available For Grant, Expired		713,300	32,500
Shares Available For Grant, Ending Balance		1,923,128	636,323	3,827,465
Stock Options Outstanding, Beginning Balance	5,691,018	14,999,056	11,941,846
Stock Options Outstanding, Granted	0	2,013,000	4,049,000
Stock Options Outstanding, Exercised	(3,970)	(3,566,931)	(133,932)
Stock Options Outstanding, Cancelled	(12,423)	(1,086,505)	(825,358)
Stock Options Outstanding, Expired	0	(713,300)	(32,500)
Stock Options Outstanding, Ending Balance	5,674,625	5,691,018	14,999,056	11,941,846
Stock Options Outstanding, Exercisable	3,552,483	6,520,050
Stock Options Outstanding, Vested		11,645,320
Weighted Average Exercise Price, Beginning Balance	$ 2.15	$ 0.73	$ 0.66
Weighted Average Exercise Price, Granted	0	1.65	0.93
Weighted Average Exercise Price, Exercised	2.59	0.47	0.44
Weighted Average Exercise Price, Canceled	3.7	0.81	0.64
Weighted Average Exercise Price, Expired	0	0.43	0.25
Weighted Average Exercise Price, Ending Balance	2.19	2.15	$ 0.73	$ 0.66
Weighted Average Exercise Price, Exercisable	$ 1.89	$ 0.89
Weighted Average Remaining Contractual Life		7 years 4 months 2 days	6 years 6 months 14 days	6 years 4 months 9 days
Weighted Average Exercise Price, Vested		$ 1.05
Weighted Average Remaining Contractual Life, Exercisable		6 years 5 months 4 days
Weighted Average Remaining Contractual Life, Vested		7 years 4 months 2 days
Previously Reported [Member]
Disclosure Of Stock Option Activity [Line Items]
Stock Options Outstanding, Beginning Balance	11,645,320
Stock Options Outstanding, Ending Balance		11,645,320
Weighted Average Exercise Price, Beginning Balance	$ 1.05
Weighted Average Exercise Price, Ending Balance		$ 1.05